Columbia Pyrford International Stock Fund
First Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Pyrford International Stock Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.5%
Issuer	Shares	Value ($)
Australia 8.9%
Brambles Ltd.	379,730	5,984,317
Computershare Ltd.	191,006	4,490,491
Endeavour Group Ltd.	810,336	1,964,817
QBE Insurance Group Ltd.	307,618	3,879,409
Woodside Energy Group Ltd.	240,809	3,938,610
Woolworths Group Ltd.	283,266	5,441,793
Total		25,699,437
Finland 3.1%
KONE OYJ, Class B	48,373	3,291,794
Sampo OYJ, Class A	489,991	5,763,202
Total		9,054,996
France 8.7%
Air Liquide SA	31,496	6,036,136
Bureau Veritas A	125,124	4,003,225
Dassault Systemes SE	104,018	2,913,453
Legrand SA	24,825	3,766,290
L’Oreal SA	7,383	3,220,362
Rubis SCA	60,316	2,304,653
Sanofi SA	29,379	2,930,187
Total		25,174,306
Germany 8.4%
Brenntag SE	49,288	2,825,491
Daimler Truck Holding AG	50,406	2,133,687
Deutsche Post AG	88,414	4,601,449
Infineon Technologies AG	71,271	3,008,731
Merck KGaA	27,618	3,722,476
Nemetschek SE	15,661	1,750,223
SAP SE	25,241	6,093,431
Total		24,135,488
Hong Kong 4.7%
AIA Group Ltd.	524,800	5,466,254
ASMPT Ltd.	232,970	2,262,260
Power Assets Holdings Ltd.	419,569	2,807,160
VTech Holdings Ltd.	379,600	3,072,311
Total		13,607,985
Common Stocks (continued)
Issuer	Shares	Value ($)
Indonesia 3.0%
PT Bank Rakyat Indonesia Persero Tbk	19,434,400	4,304,839
PT Telekomunikasi Indonesia Persero Tbk	20,374,900	4,331,168
Total		8,636,007
Japan 13.7%
ABC-Mart, Inc.	189,300	3,291,332
Japan Tobacco, Inc.	195,168	7,341,340
KDDI Corp.	391,900	6,742,306
Mitsubishi Electric Corp.	227,100	6,140,315
Nabtesco Corp.	191,200	4,168,040
Nihon Kohden Corp.	447,500	4,544,359
Nissan Chemical Industries Ltd.	144,100	4,872,752
Sumitomo Rubber Industries Ltd.	169,900	2,370,109
Total		39,470,553
Malaysia 2.8%
Axiata Group Bhd	2,587,900	1,511,845
Malayan Banking Bhd	2,253,500	5,406,642
Telekom Malaysia Bhd	730,200	1,311,788
Total		8,230,275
Netherlands 1.9%
Koninklijke Philips NV	104,615	2,951,179
Wolters Kluwer NV	23,081	2,448,052
Total		5,399,231
Norway 1.8%
Telenor ASA	362,083	5,233,109
Singapore 6.8%
ComfortDelGro Corp., Ltd.	1,726,400	1,919,689
Singapore Technologies Engineering Ltd.	487,600	3,129,770
Singapore Telecommunications Ltd.	856,907	3,135,259
United Overseas Bank Ltd.	261,702	6,869,257
Venture Corp., Ltd.	395,000	4,559,491
Total		19,613,466

Columbia Pyrford International Stock Fund  | 2025

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 2.4%
ASSA ABLOY AB, Class B	61,215	2,328,253
Atlas Copco AB, Class A	125,450	2,131,905
Essity AB, Class B	94,422	2,613,571
Total		7,073,729
Switzerland 7.9%
Geberit AG	1,856	1,447,227
Givaudan SA	388	1,637,061
Nestlé SA, Registered Shares	73,224	7,282,892
Novartis AG, Registered Shares	46,660	6,087,267
Schindler Holding AG	4,021	1,437,578
SGS SA, Registered Shares	20,380	2,338,016
Zurich Insurance Group AG	3,810	2,739,408
Total		22,969,449
Taiwan 2.9%
Advantech Co., Ltd.	231,674	2,130,750
Chunghwa Telecom Co., Ltd.	619,000	2,577,181
Taiwan Semiconductor Manufacturing Co., Ltd.	79,000	3,642,404
Total		8,350,335
United Kingdom 13.8%
BP PLC	408,267	2,451,907
British American Tobacco PLC	79,442	4,664,455
Bunzl PLC	67,953	1,946,917
Croda International PLC	56,602	2,038,907
IMI PLC	61,422	1,981,020
Imperial Brands PLC	73,613	3,127,134
Legal & General Group PLC	1,246,002	4,074,799
National Grid PLC	303,084	4,605,071
Common Stocks (continued)
Issuer	Shares	Value ($)
Reckitt Benckiser Group PLC	46,225	3,582,413
Rio Tinto Ltd.	42,683	3,702,610
Unilever PLC	96,331	5,819,608
Vodafone Group PLC	1,584,729	1,973,528
Total		39,968,369
United States 4.7%
GSK PLC	163,123	3,881,681
Roche Holding AG, Genusschein Shares	18,912	7,245,251
Shell PLC	68,680	2,524,054
Total		13,650,986
Total Common Stocks (Cost $188,250,166)		276,267,721

Preferred Stocks 1.5%
Issuer	Shares	Value ($)
Germany 1.5%
FUCHS SE	92,819	4,236,115
Total Preferred Stocks (Cost $2,530,950)		4,236,115

Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.061%(a),(b)	5,283,271	5,281,686
Total Money Market Funds (Cost $5,281,682)		5,281,686
Total Investments in Securities (Cost $196,062,798)		285,785,522
Other Assets & Liabilities, Net		3,352,854
Net Assets		$289,138,376
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at November 30, 2025.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.061%
	5,040,341	18,193,725	(17,952,384)	4	5,281,686	6	47,421	5,283,271
Columbia Pyrford International Stock Fund  | 2025

Portfolio of Investments  (continued)
Columbia Pyrford International Stock Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Pyrford International Stock Fund  | 2025

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1QT319_08_T01_(01/26)